Total Equity - Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
As presented in other net changes in capitalization in the consolidated statement of changes in equity	$ (1,244.5)	$ 1,779.8
Common shareholders' equity
Other	116.4	1.9
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(173.6)	552.9
Non-controlling interests
Other	(32.9)	134.1
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(1,070.9)	1,226.9
RiverStone Barbados | Common shareholders' equity
Purchase of certain securities held through AVLNs	14.1	0.3
RiverStone Barbados | Non-controlling interests
Purchase of certain securities held through AVLNs	(356.2)	(113.6)
Anchorage | Common shareholders' equity
Fairfax India's sale of an equity interest in Anchorage		21.8
Anchorage | Non-controlling interests
Fairfax India's sale of an equity interest in Anchorage		107.4
Recipe | Common shareholders' equity
Privatization	(66.1)
Recipe | Non-controlling interests
Privatization	(276.2)
Allied World | Common shareholders' equity
Acquisition of non-controlling interests	(228.1)
Allied World | Non-controlling interests
Acquisition of non-controlling interests	(466.9)
Ki Insurance | Non-controlling interests
Third party's net investment	152.0	124.0
Fairfax India | Common shareholders' equity
Share repurchases	(9.9)	(12.5)
Fairfax India | Non-controlling interests
Share repurchases	$ (90.7)	(114.3)
Odyssey Group | Common shareholders' equity
Sale of non-controlling interests		429.1
Odyssey Group | Non-controlling interests
Sale of non-controlling interests		550.0
Brit | Common shareholders' equity
Sale of non-controlling interests		115.4
Brit | Non-controlling interests
Sale of non-controlling interests		296.7
Farmers Edge and Boat Rocker | Common shareholders' equity
Initial public offerings and related capital transactions		(3.1)
Farmers Edge and Boat Rocker | Non-controlling interests
Initial public offerings and related capital transactions		$ 242.6